Income Tax (Expense)/Benefit - Schedule of Income Tax Expense and the Product of Accounting (Loss)/Profit (Parentheticals) (Details)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Income Tax Expense and the Product of Accounting Loss Profit [Abstract]
Statutory tax rate	24.00%	24.00%	24.00%